Annual Total Returns - iShares Edge MSCI Min Vol EAFE Index Fund (Class K) [BarChart] - Class K - iShares Edge MSCI Min Vol EAFE Index Fund - Class K Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2017	21.16%
Annual Return 2018	(5.50%)
Annual Return 2019	16.53%